Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.266% Fixed Rate / Floating Rate Senior Notes due 2029
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,350.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $12,000,000,000. Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to a Registration Statement on Form S-3 No. 293732 (the "Current Registration Statement"). The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.583% Fixed Rate / Floating Rate Senior Notes due 2032
Amount Registered | shares	3,500,000,000
Maximum Aggregate Offering Price	$ 3,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 483,350.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $12,000,000,000. Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to a Registration Statement on Form S-3 No. 293732 (the "Current Registration Statement"). The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.860% Fixed Rate / Floating Rate Senior Notes due 2037
Amount Registered | shares	4,500,000,000
Maximum Aggregate Offering Price	$ 4,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 621,450.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $12,000,000,000. Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to a Registration Statement on Form S-3 No. 293732 (the "Current Registration Statement"). The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $12,000,000,000. Citigroup Inc. previously registered 4,800,000 depositary shares having an aggregate offering price of $120,000,000 under a prospectus supplement filed pursuant to Rule 424(b)(2) of the Securities Act on January 28, 2026 and forming a part of a Registration Statement on Form S-3 No. 333-270327 filed by the Registrants on March 7, 2023 (the "Prior Registration Statement"). A registration fee of $16,572 related to those depositary shares, which remain unsold, was paid by Citigroup Inc. Pursuant to Rule 457(p), the registration fee paid in connection with the depositary shares registered on the Prior Registration Statement is being applied to a Registration Statement on Form S-3 No. 293732 (the "Current Registration Statement"). The offering of such unsold depositary shares from the Prior Registration Statement has been terminated.